Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
It is the Compensation Committee’s practice to approve ordinary course annual equity grants at its regularly scheduled meeting held in February of each year. At this meeting, the Compensation Committee approves the portion of each NEO’s annual equity award that will be granted as stock options. Following approval by the Compensation Committee, all annual equity grants for the fiscal year are made on the third business day following the Company’s annual earnings release.
The Compensation Committee does not take MNPI into account when determining the timing and terms of equity awards. The Company has not timed the disclosure of MNPI for the purpose of affecting the value of executive compensation.
Award Timing Method	It is the Compensation Committee’s practice to approve ordinary course annual equity grants at its regularly scheduled meeting held in February of each year. At this meeting, the Compensation Committee approves the portion of each NEO’s annual equity award that will be granted as stock options. Following approval by the Compensation Committee, all annual equity grants for the fiscal year are made on the third business day following the Company’s annual earnings release.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
It is the Compensation Committee’s practice to approve ordinary course annual equity grants at its regularly scheduled meeting held in February of each year. At this meeting, the Compensation Committee approves the portion of each NEO’s annual equity award that will be granted as stock options. Following approval by the Compensation Committee, all annual equity grants for the fiscal year are made on the third business day following the Company’s annual earnings release.
The Compensation Committee does not take MNPI into account when determining the timing and terms of equity awards. The Company has not timed the disclosure of MNPI for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false